Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Movement in deferred tax assets
At the beginning	¥ 161,617	¥ 104,130	¥ 154,333
Charged to profit or loss	(57,256)	77,536	5,845
Exchange rate difference	(231)	282	1,439
At the end	104,130	181,948	161,617
Unused tax losses
Movement in deferred tax assets
At the beginning	23,436	23,013	31,696
Charged to profit or loss	(392)	82,060	(8,499)
Exchange rate difference	(31)	437	239
At the end	23,013	105,510	23,436
Intra-group unrealized profits
Movement in deferred tax assets
At the beginning	23,152	27,820	11,097
Charged to profit or loss	4,781	19,694	11,944
Exchange rate difference	(113)		111
At the end	27,820	47,514	23,152
Credit loss and impairment
Movement in deferred tax assets
At the beginning	38,682	31,181	41,573
Charged to profit or loss	(7,574)	7,029	(3,519)
Exchange rate difference	73	(78)	628
At the end	31,181	38,132	38,682
Loss from waiver of intercompany receivables of discontinued operations
Movement in deferred tax assets
At the beginning	60,873	6,825	61,548
Charged to profit or loss	(54,048)	(6,825)	(675)
At the end	6,825		60,873
Right-of-use assets
Movement in deferred tax assets
At the beginning	(107,937)	(98,804)	(117,318)
Charged to profit or loss	8,770	(337,147)	9,543
Exchange rate difference	363	(815)	(162)
At the end	(98,804)	(436,766)	(107,937)
Lease liabilities
Movement in deferred tax assets
At the beginning	115,620	108,687	127,421
Charged to profit or loss	(6,563)	333,059	(11,976)
Exchange rate difference	(370)	791	175
At the end	108,687	442,537	115,620
Others
Movement in deferred tax assets
At the beginning	7,791	5,408	(1,684)
Charged to profit or loss	(2,230)	(20,334)	9,027
Exchange rate difference	(153)	(53)	448
At the end	¥ 5,408	¥ (14,979)	¥ 7,791